Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss)	6 Months Ended
Jun. 30, 2020
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss)
3. NOTES RELATED TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF INCOME (LOSS)
3.1 Operating income
The Company does not generate any revenue from the sale of its products considering its stage of development.

(amounts in thousands of euros)	06/30/2019 (6 months)	06/30/2020 (6 months)
Research Tax Credit	2,016	1,674
Subsidies	—	15
Revenues from licenses or other contracts	950	160

Total	2,965	1,849

Revenues from licenses or other contracts as of June 30, 2019 are mainly linked to the license agreement signed with SQZ.
3.2 Operating expenses by nature
3.2.1 Research and development expenses

For the six months ended June 30, 2019 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	786	3,368	4,154
Rental and maintenance	107	222	329
Services, subcontracting and fees	1,610	9,002	10,611
Personnel expenses	1,623	5,657	7,280
Depreciation, amortization & provision	62	228	290
Other	30	24	54

Total	4,218	18,500	22,718

For the six months ended June 30, 2020 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	62	2,699	2,761
Rental and maintenance	53	597	650
Services, subcontracting and fees	457	14,713	15,170
Personnel expenses	1,356	6,787	8,143
Depreciation, amortization & provision	106	1,991	2,097
Other	7	17	24

Total	2,041	26,805	28,846

The increase in research and development expenses is mainly due to:

•
The increase in external services in the amount of €4,559 thousand, primarily related to the number of patients enrolled in the ongoing clinical trials of eryaspase for the treatment of solid tumors, particularly in its
TRYbeCA-1
Phase 3 clinical trial for the treatment of second-line pancreatic cancer.

•
The increase in depreciation, amortization & provision in the amount of €1,807 thousand is mainly related to the commissioning of the Princeton, New Jersey manufacturing facility in the second half of 2019.

3.2.2 General and administrative expenses

(amounts in thousands of euros)	06/30/2019 (6 months)	06/30/2020 (6 months)
Consumables	303	89
Rental and maintenance	743	483
Services, subcontracting and fees	4,947	3,433
Personnel expenses	3,333	3,635
Depreciation, amortization & provision	855	341
Other	312	392

Total	10,493	8,372

3.3 Personnel expenses
3.3.1 Research and development expenses

For the six months ended June 30, 2019 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,077	4,139	5,216
Share-based payments (employees and executives)	116	257	374
Social security expenses	430	1,260	1,690

Total personnel expenses	1,623	5,657	7,280

For the six months ended June 30, 2020 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	962	5,033	5,995
Share-based payments (employees and executives)	(38)	185	148
Social security expenses	431	1,569	2,000

Total personnel expenses	1,356	6,787	8,143

The weighted average full-time employees (FTE) were 142 and 165 during the first half of 2019 and 2020, respectively. This increase is mainly due to an increase in the manufacturing team headcount (+ 29 FTE).
3.3.2 General and administrative expenses

(amounts in thousands of euros)	06/30/2019 (6 months)	06/30/2020 (6 months)
Wages and salaries	2,332	2,482
Share-based payments (employees and executives)	262	179
Social security expenses	739	974

Total personnel expenses	3,333	3,635

The weighted average full-time employees (FTE) were 43 and 41 during the first half of 2019 and 2020.

3.3.3 Share-based payments (IFRS 2)
Stock-options (“SO”) plan
The main assumptions used to determine the fair value of the plans granted during the first half of 2020 are:

Grant in February 2020
Number of warrants	41,950 SO 2019
Exercise price	€5.87
Price of the underlying share	€5.51
Expected dividends	0.00%
Volatility (1)	41.35%
Expected term	T1 : 6 years T2 : 6.5 years
Fair value of the plan (in thousands of euros)	84

(1)	based on the historical volatility observed on the ERYP index on Euronext.
Free shares (“AGA”) plan
The main assumptions used to determine the fair value of the plans granted during the first half of 2020 are:

Grant in February 2020
Number of shares	50,037 AGA 2019
Price of the underlying share	€5.51
Expected dividends	0.00%
Volatility (1)	38.55%
Repo margin	5.00%
Maturity	5 years
Performance criteria	(2)
Fair value of the plan (in thousands of euros)	133

(1)	based on the historical volatility observed on the ERYP index on Euronext.
(2)	performance criteria: progression of the quoted market share price between the grant date and the tranche acquisition date

•	ERYP: maximum between the share price the day before the grant date and the average price of the 20-quoted market share price days before the grant date discounted by 5%, ie €5.87,

•	ERYPi: maximum between the share price at the acquisition date and the average price of the 20-quoted market share price days before the grant date discounted by 5%,

•	Tri: (ERYPi - ERYP2019) / (ERYP2019 x (PM – 1)) with PM = 2.17

•	If TRi <=0 % no shares granted are acquired

•	If Tri>100% all the shares granted are acquired

•	If 0%<TRi<100% shares granted are acquired following the TRi percentage
Breakdown of expenses

Plan name	Amount in P&L in thousands of euros for the six months ended June 30, 2019	of which employees	of which executive officers and executive committee	of which board members
AGA	385	180	205	—
BSA	114	—	—	114
SO	250	157	93	—
Total IFRS 2 expenses	749	337	298	114

Plan name	Amount in P&L in thousands of euros for the six months ended June 30, 2020	of which employees	of which executive officers and executive committee	of which board members
AGA	167	120	47	—
BSA	29	—	—	29
SO	189	46	142	—
Total IFRS 2 expenses	384	166	189	29
As of June 30, 2020, the outstanding equity instruments could lead to the issuance of 1,575,511 potential shares.

3.4 Financial income (loss)

(amounts in €‘000)	06/30/2019 (6 months)	06/30/2020 (6 months)
Income from short term deposits	2	3
Other financial income	1,263	669
Financial income	1,265	672
Financial expenses on lease liability	(158)	(178)
Interest expense related to borrowings	(123)	(54)
Other financial expenses	(24)	(33)
Financial expenses	(305)	(265)
Financial income (loss)	960	407
Other financial income is mainly comprised of:

•	A foreign currency gain of €387 thousand generated by the conversion into euros of the Company’s U.S. dollar bank account during the first half of 2020 (€596 thousand during the first half of 2019).
•	A gain on investment currency transactions on swaps of €93 thousand during the first half of 2020 (€666 thousand during the first half of 2019).
3.5 Basic earnings per share and diluted earnings (loss) per share

	06/30/2019 (6 months)	06/30/2020 (6 months)
Net loss (in thousand of euros)	(29,286)	(34,962)
Weighted number of shares for the period (1)	17,937,535	17,942,117
Basic loss per share (€/share)	(1.63)	(1.95)
Diluted loss per share (€/share)	(1.63)	(1.95)

(1)	after deduction of treasury shares (2,500 shares are held by the Company as treasury shares and recognized as a deduction of shareholders’ equity).